IFRS 7 Disclosure (Market Risk) (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Market Risk [Line Items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Loss trading days	18 days
Positive trading days	93.00%
Percentage of P&C deposits in total funding	64.00%	63.00%
GMR. threshold days, out of every one hundred days	1 day
GMR, threshold period	100 days
GMR, holding period	1 day
IDSR, threshold period	100 days
IDSR, holding period	10 days
100 bps increase [member]
Market Risk [Line Items]
EVE Sensitivity	$ (2,515)	$ (2,489)
Increase (decrease) to economic value of shareholders equity from prior period	26
NII Sensitivity	790	720
Increase (decrease) to net interest income from last period	70
100 bps decrease [member]
Market Risk [Line Items]
EVE Sensitivity	2,092	1,914
Increase (decrease) to economic value of shareholders equity from prior period	178
NII Sensitivity	(860)	$ (983)
Increase (decrease) to net interest income from last period	$ (123)